PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution 2055 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 5.5%
187,721  Vanguard FTSE
Developed Markets
ETF
$ 8,207,162
5.5
Total Exchange-Traded
Funds
(Cost $7,144,890)
8,207,162
5.5
MUTUAL FUNDS : 94.3%
Affiliated Investment Companies : 94.3%
360,168  Voya Intermediate
Bond Fund - Class R6
2,989,390
2.0
1,207,587  Voya Large Cap Value
Portfolio - Class R6
6,400,212
4.3
1,159,337  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
10,352,883
7.0
1,433,998  Voya Multi-Manager
International Equity
Fund - Class I
13,078,064
8.8
1,561,381  Voya Multi-Manager
International Factors
Fund - Class I
13,412,259
9.0
511,175  Voya Multi-Manager
Mid Cap Value Fund
- Class I
4,426,775
3.0
99,771  Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
5,565,226
3.7
63,714
(1)
Voya Small Cap
Growth Fund - Class
R6
2,258,669
1.5
281,271  Voya Small Company
Fund - Class R6
3,743,717
2.5
3,491,602  Voya U.S. Stock Index
Portfolio - Class I
56,459,211
37.9
243,498  VY
®
Invesco Comstock
Portfolio - Class I
4,619,149
3.1
308,342  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
7,588,305
5.1
469,740  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
4,349,796
2.9
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
69,131  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 5,224,941
3.5
140,468,597
94.3
Total Mutual Funds
(Cost $150,992,140)
140,468,597
94.3
Total Long-Term
Investments
(Cost $158,137,030)
148,675,759
99.8
Total Investments in
Securities
(Cost $158,137,030) $ 148,675,759 99.8
Assets in Excess of
Other Liabilities 364,672 0.2
Net Assets $ 149,040,431 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution 2055 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 8,207,162 $ — $ — $ 8,207,162
Mutual Funds 140,468,597 — — 140,468,597
Total Investments, at fair value $ 148,675,759 $ — $ — $ 148,675,759
Other Financial Instruments+
Futures 149,633 — — 149,633
Total Assets $ 148,825,392 $ — $ — $ 148,825,392
Liabilities Table
Other Financial Instruments+
Futures $ (205,250) $ — $ — $ (205,250)
Total Liabilities $ (205,250) $ — $ — $ (205,250)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,526,365 $ 5,279,607 $ (3,686,339) $ (130,243) $ 2,989,390 $ 60,547 $ (34,947) $ —
Voya Large Cap Value Portfolio -
Class R6
4,098,583 3,106,613 (2,208,482) 1,403,499 6,400,212 — (1,380,616) 78,187
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
9,169,374 2,721,552 (3,157,782) 1,619,738 10,352,883 — (1,284,288) —
Voya Multi-Manager International
Equity Fund - Class I
13,759,552 2,178,370 (4,993,982) 2,134,124 13,078,064 — (1,671,387) —
Voya Multi-Manager International
Factors Fund - Class I
13,836,351 2,033,952 (3,895,952) 1,437,908 13,412,259 — (549,357) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
3,706,439 1,422,837 (663,842) (38,659) 4,426,775 — 10,238 —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 8,713,037 (3,755,833) 608,022 5,565,226 30,199 369,096 283,142
Voya Small Cap Growth Fund -
Class R6
2,230,977 392,402 (536,183) 171,473 2,258,669 — 8,208 —
Voya Small Company Fund - Class
R6
3,778,158 740,205 (965,214) 190,568 3,743,717 — (15,254) —
Voya U.S. Stock Index Portfolio -
Class I
55,318,266 12,300,253 (13,996,703) 2,837,395 56,459,211 44,134 (1,386,800) 5,438,395
VY
®
Invesco Comstock Portfolio -
Class I
6,721,236 1,193,635 (2,417,491) (878,231) 4,619,149 9,961 454,312 600,540
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
11,286,823 1,684,949 (6,102,889) 719,422 7,588,305 6,956 (537,040) 755,722
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
3,679,909 1,212,574 (1,413,616) 870,929 4,349,796 94 (557,749) 6,462

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Solution 2055 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 6,487,889 $ 797,542 $ (6,360,718) $ 4,300,228 $ 5,224,941 $ — $ (2,694,286) $ 85,279
$ 135,599,922 $ 43,777,528 $ (54,155,026) $ 15,246,173 $ 140,468,597 $ 151,891 $ (9,269,870) $ 7,247,727
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 23 12/19/23 $ 2,729,812 $ (205,250)
$ 2,729,812 $ (205,250)
Short Contracts:
S&P 500 E-Mini (14) 12/15/23 (3,027,850) 149,633
$ (3,027,850) $ 149,633
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,800,881
Gross Unrealized Depreciation (11,262,153)
Net Unrealized Depreciation $ (9,461,272)